Stock-Based Compensation Awards - Summary of RSU Activity (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2022 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding as of December 31, 2021	0
Granted	255,000
Forfeited prior to merger conversion	(7,000)
Additional RSUs issued in merger conversion	50,389
Outstanding as of December 31, 2022	298,389
Vested as of December 31, 2022	0
Shares subject to repurchase as of December 31, 2022	298,389